Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2024
Inventories, Net [Abstract]
Schedule of Inventories Net
	As of December 31
	2024	2023
Raw materials and supplies	$45,146	$48,291
Products in process	2,377	6,085
Finished products and merchandise	38,271	45,561
Inventory in transit	3,694	10,116
Subtotal	89,488	110,053
Less: Provision	(12,946)	(8,228)
Total	$76,542	$101,825

Schedule of Inventory Write-Down

The movements in the inventory provision recognized for write-downs to net realizable value and obsolescence adjustments are as follows:

	2024	2023
Balance as of January 1	$(8,228)	$(6,917)
Provision for the year	(16,574)	(12,132)
Write-offs	10,674	11,090
Effect of foreign currency exchange differences	1,182	(269)
Balance as of December 31	$(12,946)	$(8,228)